RELATED PARTY TRANSACTIONS - Lease balances and transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax
Operating lease, Total	¥ 18,515,803	¥ 12,977,296	¥ 5,533,035
Yuanjing Mingde
RELATED PARTY TRANSACTIONS
Total operating lease cost	0	6,050	12,133
Ziroom
RELATED PARTY TRANSACTIONS
Total operating lease cost	0	0	72
Brokerage firms
RELATED PARTY TRANSACTIONS
Total operating lease cost	42	42	35
Operating lease liabilities, current	41	7
Operating lease liabilities, non-current	7
Brokerage firms | Administrative office leases
RELATED PARTY TRANSACTIONS
Total operating lease assets	48	7
Related party
RELATED PARTY TRANSACTIONS
Total operating lease cost	42	6,092	12,240
Operating lease, Total	3,118	3,895	3,046
Total operating lease assets	48	7
Total operating lease liabilities	48	7
Suofeiya Shengdu
RELATED PARTY TRANSACTIONS
Operating lease, Total	¥ 3,118	¥ 3,895	¥ 3,046